Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	March 31, 2025	March 31, 2026
	US$	US$
Cash at banks	1,185	1,404,992
Cash on hand	101,512	26,258
Deposits with financial institutions	—	2,152,507
	102,697	3,583,757

Schedule of Cash and Bank Equivalents

The currency profiles of the Company’s cash and cash equivalents as at the end of each reporting period are as follows:

	March 31, 2025	March 31, 2026
	US$	US$
United States Dollar	102,239	1,064,269
Hong Kong Dollar	426	2,337,600
Renminbi	32	—
Khmer Riel	—	181,888
	102,697	3,583,757